INVESTMENTS - Schedule of Components of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Gross investment income before adjustments	$ 2,146	$ 1,989	$ 1,477
Funds held interest income (expense)	26	26	10
Future policy benefit reserve income (expense)	(1)	(1)	(1)
Gross investment income	2,172	2,013	1,486
Investment expenses	48	59	53
Net investment income	2,124	1,954	1,434
Fixed maturities
Debt Securities, Available-for-Sale [Line Items]
Gross investment income before adjustments	1,572	1,481	1,153
Equity securities
Debt Securities, Available-for-Sale [Line Items]
Gross investment income before adjustments	4	3	3
Short-term investments and cash
Debt Securities, Available-for-Sale [Line Items]
Gross investment income before adjustments	169	195	140
Limited partnerships
Debt Securities, Available-for-Sale [Line Items]
Gross investment income before adjustments	277	206	122
Other
Debt Securities, Available-for-Sale [Line Items]
Gross investment income before adjustments	$ 124	$ 104	$ 59